Operating Costs And Expenses - Summary of Electricity Purchased for Resale (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating costs and expenses [Line Items]
Energy purchased for resale	R$ 10,919	R$ 8,273	R$ 9,542
Supply From Itaipu Binacional [member]
Disclosure of operating costs and expenses [Line Items]
Energy purchased for resale	1,243	1,144	1,734
Physical guarantee quota contracts [Member]
Disclosure of operating costs and expenses [Line Items]
Energy purchased for resale	461	537	252
Quotas for Angra I and II Nuclear Plants [Member]
Disclosure of operating costs and expenses [Line Items]
Energy purchased for resale	244	217	200
Spot market [Member]
Disclosure of operating costs and expenses [Line Items]
Energy purchased for resale	1,498	761	935
Proinfa Program [Member]
Disclosure of operating costs and expenses [Line Items]
Energy purchased for resale	303	323	253
'bilateral contracts' [Member]
Disclosure of operating costs and expenses [Line Items]
Energy purchased for resale	385	292	326
Electricity acquired in Regulated Market auctions [Member]
Disclosure of operating costs and expenses [Line Items]
Energy purchased for resale	3,555	2,540	3,978
Electricity acquired in the Free Market [member]
Disclosure of operating costs and expenses [Line Items]
Energy purchased for resale	4,283	3,279	2,762
Credits of Pasep and Cofins taxes [Member]
Disclosure of operating costs and expenses [Line Items]
Energy purchased for resale	R$ (1,053)	R$ (820)	R$ (898)